Asset Securitizations	12 Months Ended
Dec. 31, 2011
Asset Securitizations [Abstract]
Asset Securitizations

NOTE 7

ASSET SECURITIZATIONS

CHARGE TRUST AND LENDING TRUST

The Company periodically securitizes cardmember receivables and loans arising from its card business through the transfer of those assets to securitization trusts. The trusts then issue securities to third-party investors, collateralized by the transferred assets.

Cardmember receivables are transferred to the American Express Issuance Trust (the Charge Trust) and cardmember loans are transferred to the Lending Trust. The Charge Trust and the Lending Trust are consolidated by American Express Travel Related Services Company, Inc. (TRS), which is a consolidated subsidiary of the Company. The trusts are considered VIEs as they have insufficient equity at risk to finance their activities, which are to issue securities that are collateralized by the underlying cardmember receivables and loans.

TRS, in its role as servicer of the Charge Trust and the Lending Trust, has the power to direct the most significant activity of the trusts, which is the collection of the underlying cardmember receivables and loans in the trusts. In addition, TRS owns approximately $1.0 billion of subordinated securities issued by the Lending Trust as of December 31, 2011. These subordinated securities have the obligation to absorb losses of the Lending Trust and provide the right to receive benefits from the Lending Trust, both of which are significant to the VIE. TRS' role as servicer for the Charge Trust does not provide it with a significant obligation to absorb losses or a significant right to receive benefits. However, TRS' position as the parent company of the entities that transferred the receivables to the Charge Trust makes it the party most closely related to the Charge Trust. Based on these considerations, TRS was determined to be the primary beneficiary of both the Charge Trust and the Lending Trust.

The debt securities issued by the Charge Trust and the Lending Trust are non-recourse to the Company. Securitized cardmember receivables and loans held by the Charge Trust and the Lending Trust are available only for payment of the debt securities or other obligations issued or arising in the securitization transactions. The long-term debt of each trust is payable only out of collections on their respective underlying securitized assets.

There was approximately $15 million and $9 million of restricted cash held by the Charge Trust as of December 31, 2011 and 2010, respectively, and approximately $192 million and $3.7 billion of restricted cash held by the Lending Trust as of December 31, 2011 and 2010, respectively, included in other assets on the Company's Consolidated Balance Sheets. These amounts relate to collections of cardmember receivables and loans to be used by the trusts to fund future expenses, and obligations, including interest paid on investor certificates, credit losses and upcoming debt maturities.

As a result of the adoption of new GAAP on consolidations and VIEs, the Lending Trust was consolidated onto the Company's Consolidated Balance Sheets effective January 1, 2010. The primary changes made to the Consolidated Balance Sheets upon consolidation include an increase to cardmember loans of $29 billion, along with associated loss reserves of $2.5 billion. Other adjustments included the elimination of the interest-only strip, as well as the elimination of the Company's retained subordinated securities issued by the Lending Trust. Long-term debt increased by $25 billion for the debt securities issued by the Lending Trust, and shareholders' equity was reduced by $1.8 billion related to the after-tax effect of establishing the additional reserve for losses on cardmember loans and for the reversal of unrealized gains on retained subordinated securities. The components of securitization income, net for the cardmember loans and long-term debt, are now recorded in other commissions and fees, interest income and interest expense.

ChARGE TRUST AND LENDING TRUST TRIGGERING EVENTS

Under the respective terms of the Charge Trust and the Lending Trust agreements, the occurrence of certain triggering events could result in establishment of reserve funds, or in a worst-case scenario, early amortization of investor certificates. During the year ended December 31, 2011, no triggering events occurred that would have resulted in funding of reserve accounts or early amortization.